PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment	Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual periods ranges:

Years
Computers and peripheral equipment	3 - 5
Internal use software	3
Office furniture and equipment	4 - 14
Leasehold improvements	Over the lease term or the estimated useful life of the improvements, whichever is shorter

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$67,260	$249,677
Internal use software	301,632	309,383
Office furniture and equipment	3,663	3,148
Leasehold improvements	28,616	41,897
	401,171	604,105
Accumulated depreciation:
Computers and peripheral equipment	19,017	204,631
Internal use software	175,660	194,262
Office furniture and equipment	758	78
Leasehold improvements	20,444	30,720
	215,879	429,691
Depreciated cost	$185,292	$174,414